Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 13,192	€ 15,444	€ 16,094
Ceded to other companies	2,189	3,518	2,703
Assumed from other companies			5
Net amount	€ 11,003	€ 11,926	€ 13,396
% of amount assumed to net	0.00%	0.00%	0.00%
Life insurance in force [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 905,455	€ 977,293	€ 895,593
Ceded to other companies	541,793	611,912	599,091
Assumed from other companies	342,375	397,882	408,201
Net amount	€ 706,037	€ 763,263	€ 704,703
% of amount assumed to net	48.00%	52.00%	58.00%
Life insurance [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 11,680	€ 13,400	€ 13,929
Ceded to other companies	2,057	3,326	2,541
Assumed from other companies			0
Net amount	€ 9,623	€ 10,074	€ 11,387
% of amount assumed to net	0.00%	0.00%	0.00%
Non-Life insurance [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 1,512	€ 2,044	€ 2,165
Ceded to other companies	132	192	162
Assumed from other companies			5
Net amount	€ 1,380	€ 1,852	€ 2,008
% of amount assumed to net	0.00%	0.00%	0.00%